UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          February 14, 2008
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   36
                                                     ------------

Form 13F Information Table Value Total:              $  138,656
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None
                                            FORM 13F INFORMATION TABLE
                                              VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS CUSIP NO  (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Avid Technologies       COM       05367P100   1906885            67286SH      SOLE           67286        0         0
Brandywine Realty T     COM        105368203  2433746           135736SH      SOLE          135736        0         0
Brinks Company          COM        109696104  4249426            71132SH      SOLE           71132        0         0
Carter's                COM        146229109  3834048           198142SH      SOLE          198142        0         0
Charles River Labs      COM        159864107  5077062            77159SH      SOLE           77159        0         0
Chart Industries        COM       16115Q308   3952635           127917SH      SOLE          127917        0         0
Chico's FAS             COM        168615102   156382            17318SH      SOLE           17318        0         0
Circor Int'l            COM       17273K109    248072             5351SH      SOLE           5351         0         0
Edwards Lifescience     COM        369300108  3346738            72771SH      SOLE           72771        0         0
Euronet Worldwide       COM        298736109  4690740           156358SH      SOLE          156358        0         0
General Cable           COM        369300108  5442139            74265SH      SOLE           74265        0         0
Grant Prideco           COM       38821G101   5137006            92542SH      SOLE           92542        0         0
HCC Insurance Holdi     COM        404132102  5407786           188556SH      SOLE          188556        0         0
Hexcel                  COM        428291108  5631406           231936SH      SOLE          231936        0         0
Host Hotels & Resor     COM       44107P104   4967347           291511SH      SOLE          291511        0         0
IDEX Corporation        COM       45167R104   4284657           118590SH      SOLE          118590        0         0
Jacobs Engineering      COM        469814107  6275362            65635SH      SOLE           65635        0         0
Kinder Morgan Energ     COM        494550106  3333613            61745SH      SOLE           61745        0         0
Kinder Morgan Manag     COM       49455U100   1910808            36094SH      SOLE           36094        0         0
Kroger                  COM        501044101  5407733           202461SH      SOLE          202461        0         0
Omnicare                COM        681904108  3556626           155924SH      SOLE          155924        0         0
PMI Group               COM       69344M101   1282755            96593SH      SOLE           96593        0         0
PartnerRe               COM       G6852T105   2531855            30678SH      SOLE           30678        0         0
Pioneer Natural Res     COM        723787107  5452205           111634SH      SOLE          111634        0         0
Principal Financial     COM       74251V102   4382561            63663SH      SOLE           63663        0         0
Roper Industries        COM        776696106  2178456            34833SH      SOLE           34833        0         0
Ross Stores             COM        778296103  3824556           149572SH      SOLE          149572        0         0
SEI Investments         COM        784117103  2875483            89384SH      SOLE           89384        0         0
Southern Union Co.      COM        844030106  6144568           209284SH      SOLE          209284        0         0
Union Pacific           COM        907818108  2911243            23175SH      SOLE           23175        0         0
Valeant Pharma          COM       91911X104   2134873           178352SH      SOLE          178352        0         0
Varian Medical Syst     COM       92220P105   2040499            39120SH      SOLE           39120        0         0
Wabtec                  COM        929740108  5337236           154972SH      SOLE          154972        0         0
Waddell & Reed Fina     COM        930059100  6972335           193193SH      SOLE          193193        0         0
Weatherford Interna     COM       G95089101   5111249            74508SH      SOLE           74508        0         0
Zebra Technnologies     COM        989207105  4225939           121785SH      SOLE          121785        0         0

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